Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Entity Registrant Name	TD Asset Management USA Funds Inc.
Entity Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	May 29, 2015
Prospectus Date	May 29, 2015
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class
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Trading Symbol	TDSBX
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Advisor Class
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Trading Symbol	TDSHX
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Institutional Class
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Trading Symbol	TDBFX
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Advisor Class
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Trading Symbol	TDCBX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Institutional Class
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Trading Symbol	TDHBX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Advisor Class
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Trading Symbol	TDHYX
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund | Institutional Class
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Trading Symbol	TDUIX
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund | Advisor Class
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Trading Symbol	TDUEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Institutional Class
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Trading Symbol	TDCEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Advisor Class
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Trading Symbol	TDLCX
TDAM Global Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM Global Equity Shareholder Yield Fund | Institutional Class
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Trading Symbol	TDGEX
TDAM Global Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM Global Equity Shareholder Yield Fund | Advisor Class
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Trading Symbol	TDGIX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Institutional Class
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Trading Symbol	TDLVX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Advisor Class
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Trading Symbol	TDGVX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Institutional Class
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Trading Symbol	TDGCX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Advisor Class
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Trading Symbol	TDGAX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Institutional Class
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Trading Symbol	TDTFX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Advisor Class
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Trading Symbol	TDTRX
TDAM U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Institutional Class
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Trading Symbol	TDUSX
TDAM U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund | Advisor Class
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Trading Symbol	TDUAX
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio | TDAM 1- to 5-Year Corporate Bond Portfolio
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Trading Symbol	TDFPX
TDAM 5- to 10-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 5- to 10-Year Corporate Bond Portfolio | TDAM 5- to 10-Year Corporate Bond Portfolio
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Trading Symbol	TDFSX